Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Related Party Transactions and Balances [Line Items]
Amounts due to a related party	$ 154	¥ 1,060	¥ 1,060
Mr. Zhang Yong [Member]
Related Party Transactions and Balances [Line Items]
Amounts due to a related party		1,060	¥ 1,060
Loans bore interest rate	3.85%
Unsecured loan		¥ 1,060